Schedule of Derivative Liabilities at Fair Value (Details)	12 Months Ended
Feb. 28, 2017 CAD
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	CAD 59,990
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	120,337
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	284,195
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	32,570
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	20,970
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 10	(13,638)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 11	(81,317)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 12	(196,428)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 13	46,352
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 14	59,990
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 15	CAD 120,337